Utility Plant and Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total lease cost - Southwest Gas Holdings, Inc.	$ 35,528	$ 30,154
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating lease cost	1,251	1,531
Centuri
Lessee, Lease, Description [Line Items]
Operating lease cost	14,294	12,235
Amortization of ROU assets	140	137
Interest on lease liabilities	37	34
Total finance lease cost	177	171
Short-term lease cost	$ 19,806	$ 16,217